Long-Term Deferred Expenses - Summary of Long-Term Deferred Expenses (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deferred Expenses Non Current [Line Items]
Deferred costs	$ 917
Rent Of Advertising Space [Member]
Deferred Expenses Non Current [Line Items]
Weighted average amortization period	5 years
Deferred costs	484
Concession Approval Fees [Member]
Deferred Expenses Non Current [Line Items]
Weighted average amortization period	3 years
Deferred costs	$ 433